Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Unrealized gain (loss) on cash flow hedges, tax	$ (19)	$ 20	$ (168)
Unrealized gain (loss) on marketable securities, tax	0	10	26
Defined benefit pension and postretirement plans, tax	$ 284	$ 144	$ (1,339)